UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeffrey T. Rauman, President,
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7363

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Shenkman Capital Floating Rate High Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote



Shenkman Capital Short Duration High Income Fund
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President and Chief Executive Officer
Date                 08/25/2020